Supplemental Financial Statement Information - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Rent Credit, Noncurrent		$ 11,451	$ 7,488
Accrued Rent, Noncurrent		59	79
Other		3,125	0
Other Liabilities, Noncurrent, Total	$ 5,480	$ 14,635	$ 7,567